Eaton Vance

Tax-Managed Value Fund

January 31, 2021 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2021, the value of the Fund’s investment in the Portfolio was $645,818,455 and the Fund owned 81.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 2.0%
Hexcel Corp.	190,373	$8,311,685
Raytheon Technologies Corp.	113,000	7,540,490

		$15,852,175

Banks — 15.6%
Bank of America Corp.	584,365	$17,326,422
Citigroup, Inc.	81,079	4,701,771
JPMorgan Chase & Co.	345,410	44,443,905
KeyCorp.	669,553	11,288,664
PNC Financial Services Group, Inc. (The)	142,029	20,384,002
Truist Financial Corp.	257,513	12,355,474
U.S. Bancorp	187,164	8,019,977
Wells Fargo & Co.	188,847	5,642,748

		$124,162,963

Building Products — 0.5%
Carrier Global Corp.	113,000	$4,350,500

		$4,350,500

Capital Markets — 4.3%
Ameriprise Financial, Inc.	32,971	$6,523,972
Goldman Sachs Group, Inc. (The)	62,358	16,909,619
Raymond James Financial, Inc.	107,736	10,766,058

		$34,199,649

Consumer Finance — 0.9%
American Express Co.	59,190	$6,881,429

		$6,881,429

Containers & Packaging — 4.0%
Ball Corp.	203,965	$17,953,000
Packaging Corp. of America	102,107	13,729,307

		$31,682,307

Diversified Telecommunication Services — 3.2%
Verizon Communications, Inc.	462,890	$25,343,228

		$25,343,228

Electric Utilities — 4.0%
NextEra Energy, Inc.	392,766	$31,762,986

		$31,762,986

Security	Shares	Value
Electrical Equipment — 1.1%
Rockwell Automation, Inc.	33,916	$8,429,143

		$8,429,143

Entertainment — 1.6%
Walt Disney Co. (The)(1)	77,371	$13,011,481

		$13,011,481

Equity Real Estate Investment Trusts (REITs) — 3.7%
AvalonBay Communities, Inc.	47,915	$7,842,248
Boston Properties, Inc.	59,105	5,394,513
CubeSmart	174,330	6,073,657
Mid-America Apartment Communities, Inc.	77,009	10,222,945

		$29,533,363

Food Products — 4.0%
General Mills, Inc.	53,745	$3,122,584
Mondelez International, Inc., Class A	232,313	12,879,433
Nestle S.A.	138,900	15,570,214

		$31,572,231

Health Care Equipment & Supplies — 2.3%
Medtronic PLC	47,517	$5,290,068
Stryker Corp.	58,093	12,839,134

		$18,129,202

Health Care Providers & Services — 1.4%
UnitedHealth Group, Inc.	34,362	$11,462,476

		$11,462,476

Household Durables — 1.0%
D.R. Horton, Inc.	99,360	$7,630,848

		$7,630,848

Industrial Conglomerates — 2.1%
Honeywell International, Inc.	83,731	$16,358,525

		$16,358,525

Insurance — 1.8%
Arch Capital Group, Ltd.(1)	183,981	$5,778,843
Travelers Cos., Inc. (The)	64,030	8,727,289

		$14,506,132

Interactive Media & Services — 3.7%
Alphabet, Inc., Class A(1)	7,924	$14,480,001
Alphabet, Inc., Class C(1)	8,199	15,051,232

		$29,531,233

Security	Shares	Value
IT Services — 3.1%
Cognizant Technology Solutions Corp., Class A	207,422	$16,168,545
Visa, Inc., Class A	44,697	8,637,695

		$24,806,240

Life Sciences Tools & Services — 2.6%
Thermo Fisher Scientific, Inc.	40,907	$20,850,298

		$20,850,298

Machinery — 4.8%
Caterpillar, Inc.	31,137	$5,693,089
Ingersoll Rand, Inc.(1)	353,722	14,799,729
Otis Worldwide Corp.	56,500	3,652,725
Parker-Hannifin Corp.	32,913	8,709,109
Stanley Black & Decker, Inc.	32,241	5,593,491

		$38,448,143

Multi-Utilities — 3.0%
CMS Energy Corp.	68,853	$3,916,359
Sempra Energy	162,537	20,115,579

		$24,031,938

Oil, Gas & Consumable Fuels — 4.3%
Chevron Corp.	182,306	$15,532,472
EOG Resources, Inc.	85,021	4,332,670
Phillips 66	217,699	14,759,992

		$34,625,134

Personal Products — 2.8%
Estee Lauder Cos., Inc. (The), Class A	94,712	$22,413,595

		$22,413,595

Pharmaceuticals — 9.2%
Eli Lilly & Co.	76,320	$15,872,270
Johnson & Johnson	152,761	24,919,902
Merck & Co., Inc.	167,049	12,874,467
Royalty Pharma PLC, Class A(2)	82,011	3,855,337
Zoetis, Inc.	101,295	15,624,754

		$73,146,730

Road & Rail — 1.3%
Union Pacific Corp.	50,876	$10,046,484

		$10,046,484

Semiconductors & Semiconductor Equipment — 3.2%
Intel Corp.	258,430	$14,345,449
QUALCOMM, Inc.	69,710	10,894,279

		$25,239,728

Security	Shares	Value
Software — 1.1%
Microsoft Corp.	25,630	$5,945,135
Oracle Corp.	52,884	3,195,780

		$9,140,915

Specialty Retail — 4.5%
Best Buy Co., Inc.	84,496	$9,194,855
Home Depot, Inc. (The)	81,060	21,952,669
TJX Cos., Inc. (The)	68,155	4,364,646

		$35,512,170

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	108,645	$14,336,794

		$14,336,794

Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc.(1)	22,597	$7,427,182

		$7,427,182

Total Common Stocks (identified cost $357,083,336)		$794,425,222

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	989,924	$989,924

Total Short-Term Investments (identified cost $989,924)		$989,924

Total Investments — 99.9% (identified cost $358,073,260)		$795,415,146

Other Assets, Less Liabilities — 0.1%		$616,112

Net Assets — 100.0%		$796,031,258

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at January 31, 2021. The aggregate market value of securities on loan at January 31, 2021 was $3,816,742 and the total market value of the collateral received by the Portfolio was $4,036,675, comprised of U.S. government and/or agencies securities.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

The Portfolio did not have any open derivative instruments at January 31, 2021.

At January 31, 2020, the value of the Portfolio’s investment in affiliated funds was $989,924, which represents 0.1% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$457,105	$5,084,218	$(4,551,399)	$—	$—	$989,924	$296	989,924

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$67,885,942	$—		$—	$67,885,942
Consumer Discretionary	50,570,200	—		—	50,570,200
Consumer Staples	38,415,612	15,570,214		—	53,985,826
Energy	34,625,134	—		—	34,625,134
Financials	179,750,173	—		—	179,750,173
Health Care	123,588,706	—		—	123,588,706
Industrials	93,484,970	—		—	93,484,970
Information Technology	73,523,677	—		—	73,523,677
Materials	31,682,307	—		—	31,682,307
Real Estate	29,533,363	—		—	29,533,363
Utilities	55,794,924	—		—	55,794,924
Total Common Stocks	$778,855,008	$15,570,214	*	$—	$794,425,222
Short-Term Investments	$—	$989,924		$—	$989,924
Total Investments	$778,855,008	$16,560,138		$—	$795,415,146

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.